Stock-based compensation (Policies)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Share-based compensation policy
We determine expected volatility on all options granted after July 1, 2005, using available implied volatility rates. We believe that market-based measures of implied volatility are currently the best available indicators of the expected volatility used in these estimates.

We determine expected lives of options based on the historical option exercise experience of our optionees using a rolling ten-year average. We believe the historical experience method is the best estimate of future exercise patterns currently available.

Risk-free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.

Expected dividend yields are based on the approved annual dividend rate in effect and the current market price of our common stock at the time of grant. No assumption for a future dividend rate change is included unless there is an approved plan to change the dividend in the near term.

The fair value per share of RSUs that we grant is determined based on the closing price of our common stock on the date of grant.

Our employee stock purchase plan is a discount-purchase plan and consequently the Black-Scholes option-pricing model is not used to determine the fair value per share of these awards. The fair value per share under this plan equals the amount of the discount.

We issue awards of non-qualified stock options generally with graded vesting provisions (e.g., 25 percent per year for four years). We recognize the related compensation cost on a straight-line basis over the minimum service period required for vesting of the award. For awards to employees who are retirement eligible or nearing retirement eligibility, we recognize compensation cost on a straight-line basis over the longer of the service period required to be performed by the employee in order to earn the award, or a six-month period.

Our RSUs generally vest four years after the date of grant. We recognize the related compensation costs on a straight-line basis over the vesting period.